Inventories (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Inventories
Cost of inventories recognized as an expense	€ 145,300,000	€ 27,000,000.0
Cost of inventories recognized as an raw material expense	127,100,000	9,600,000
Cost of inventories recognized as an COVID 19 expense	121,400,000	0
Cost of inventories recognized as an writedown expense	5,700,000	9,600,000
Commercial inventories writedown	7,600,000	7,400,000
Finished goods writedown	4,000,000.0	4,400,000
Work in progress writedown	3,300,000	2,400,000
Purchased goods writedown	300,000	100,000
Raw materials writedown	29,800,000	€ 500,000
Work in progress COVID writedown	€ 11,800,000